Income Taxes (Components of Income Tax Expense (Benefit)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
U.S. federal	$ 361	$ 369	$ 313
State and local	22	23	28
Foreign jurisdiction	78	136	117
Total	461	528	458
Deferred:
U.S. federal	(107)	(121)	(97)
State and local	(7)	(7)	(15)
Foreign jurisdiction	6	(6)	(4)
Total	(108)	(134)	(116)
Total income tax expense	$ 353	$ 394	$ 342